[Logo of             USAA INVESTMENT MANAGEMENT COMPANY
USAA Eagle           ----------------------------------------------------
appears here]        9800 Fredericksburg Road   San Antonio, Texas  78288



                                                 May 1, 1997


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:      USAA Mutual Fund, Inc.
         1933 Act File No. 2-49560
         1940 Act File No. 811-2429

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment to the registrant's Registration Statement filed on April 21, 1997, and the text of the most recent Post-Effective Amendment to the registrant's Registration Statement has been filed electronically.

                                                 Sincerely,


                                                 /s/ Mark S. Howard
                                                 ----------------------------
                                                 Mark S. Howard
                                                 Executive Director
                                                 Securities Counsel


cc:      Philip H. Newman, Esq.
         Alex M. Ciccone


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